SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2018 shareholder	Feb. 28, 2018 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Series C-1 convertible redeemable preferred shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of Series C-1 shareholders to whom warrants were issued	2	2
Warrant liabilities | Fair Value, Inputs, Level 3 | Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning			$ 1,207,415
Initial recognition during the year ended December 31, 2018				$ 1,741,720
Fair value change			$ (1,207,415)	(534,305)
Balance at the end				$ 1,207,415